Carillon Eagle Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Aerospace & Defense - 3.4%
AeroVironment, Inc. (a)	36,279	$7,273,939
Woodward, Inc.	55,905	9,588,267
		16,862,206

Automobile Components - 0.6%
Modine Manufacturing Co. (a)	22,804	3,028,143

Biotechnology - 10.5%
Aldeyra Therapeutics, Inc. (a)	234,668	1,264,860
Alkermes PLC (a)	116,094	3,249,471
Arcellx, Inc. (a)	51,748	4,321,475
Blueprint Medicines Corp. (a)	51,684	4,780,770
BridgeBio Pharma, Inc. (a)	70,502	1,794,981
Disc Medicine, Inc. (a)	25,093	1,233,070
Insmed, Inc. (a)	82,680	6,035,640
Iovance Biotherapeutics, Inc. (a)	318,951	2,994,950
Krystal Biotech, Inc. (a)	20,067	3,652,796
Nuvalent, Inc. - Class A (a)	41,630	4,258,749
Protagonist Therapeutics, Inc. (a)	97,077	4,368,465
REVOLUTION Medicines, Inc. (a)	22,876	1,037,427
SpringWorks Therapeutics, Inc. (a)	86,203	2,761,944
TG Therapeutics, Inc. (a)	53,108	1,242,196
Vaxcyte, Inc. (a)	56,059	6,405,862
Viridian Therapeutics, Inc. (a)	98,845	2,248,724
		51,651,380

Building Products - 2.9%
AAON, Inc.	63,358	6,832,527
Zurn Elkay Water Solutions Corp.	209,202	7,518,720
		14,351,247

Capital Markets - 6.2%
LPL Financial Holdings, Inc.	20,189	4,696,567
Perella Weinberg Partners	234,764	4,533,293
PJT Partners, Inc. - Class A	102,844	13,713,219
StepStone Group, Inc. - Class A	136,467	7,755,419
		30,698,498

Chemicals - 1.9%
Quaker Chemical Corp.	55,833	9,407,302

Commercial Services & Supplies - 5.1%
Aris Water Solutions, Inc. - Class A	183,315	3,092,524
MSA Safety, Inc.	55,186	9,786,685
RB Global, Inc.	153,333	12,341,773
		25,220,982

Construction Materials - 2.1%
Summit Materials, Inc. - Class A (a)	267,404	10,436,778

Consumer Finance - 1.2%
FirstCash Holdings, Inc.	50,277	5,771,800

Diversified Consumer Services - 1.2%
OneSpaWorld Holdings Ltd.	372,032	6,142,248

Electrical Equipment - 0.7%
Powell Industries, Inc.	16,242	3,605,562

Electronic Equipment, Instruments & Components - 4.4%
Badger Meter, Inc.	15,130	3,304,543
Cognex Corp.	95,981	3,887,230
Coherent Corp. (a)	65,067	5,785,107
Fabrinet (a)	10,831	2,560,882
Itron, Inc. (a)	59,495	6,354,661
		21,892,423

Energy Equipment & Services - 1.2%
Archrock, Inc.	282,772	5,723,305

Financial Services - 1.1%
Flywire Corp. (a)	320,591	5,254,486

Food Products - 1.2%
Freshpet, Inc. (a)	42,300	5,785,371

Ground Transportation - 1.9%
Landstar System, Inc.	49,267	9,305,058

Health Care Equipment & Supplies - 7.0%
Establishment Labs Holdings, Inc. (a)	36,777	1,591,341
Glaukos Corp. (a)	24,922	3,246,838
Haemonetics Corp. (a)	59,064	4,747,564
iRhythm Technologies, Inc. (a)	19,832	1,472,328
Lantheus Holdings, Inc. (a)	81,532	8,948,137
Merit Medical Systems, Inc. (a)	81,066	8,011,753
TransMedics Group, Inc. (a)	40,472	6,354,104
		34,372,065

Health Care Providers & Services - 3.3%
BrightSpring Health Services, Inc. (a)(b)	243,305	3,571,717
HealthEquity, Inc. (a)	28,580	2,339,273
RadNet, Inc. (a)	62,872	4,362,688
The Ensign Group, Inc.	42,880	6,167,002
		16,440,680

Health Care Technology - 1.0%
Evolent Health, Inc. - Class A (a)	173,609	4,909,663

Hotels, Restaurants & Leisure - 5.3%
Cava Group, Inc. (a)	20,821	2,578,681
Genius Sports Ltd. (a)	431,525	3,383,156
PENN Entertainment, Inc. (a)	144,981	2,734,342
Shake Shack, Inc. - Class A (a)	51,996	5,366,507
United Parks & Resorts, Inc. (a)	135,347	6,848,558
Wingstop, Inc.	12,641	5,259,667
		26,170,911

Industrial REITs - 1.9%
EastGroup Properties, Inc.	51,597	9,639,352

Insurance - 0.7%
Selective Insurance Group, Inc.	38,183	3,562,474

Life Sciences Tools & Services - 0.4%
Medpace Holdings, Inc. (a)	6,153	2,053,871

Machinery - 5.0%
Atmus Filtration Technologies, Inc.	138,370	5,193,026
Esab Corp.	94,524	10,048,847
Federal Signal Corp.	55,767	5,211,984
SPX Technologies, Inc. (a)	25,281	4,031,308
		24,485,165

Media - 0.3%
TechTarget, Inc. (a)	70,092	1,713,749

Metals & Mining - 1.0%
ATI, Inc. (a)	76,999	5,152,003

Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	154,597	4,429,204
Chord Energy Corp.	38,519	5,016,329
Viper Energy, Inc.	155,197	7,000,937
		16,446,470

Personal Care Products - 0.8%
BellRing Brands, Inc. (a)	63,622	3,863,128

Pharmaceuticals - 1.5%
Axsome Therapeutics, Inc. (a)	26,596	2,390,183
Intra-Cellular Therapies, Inc. (a)	70,624	5,167,558
		7,557,741

Professional Services - 1.8%
Parsons Corp. (a)	61,655	6,392,391
Verra Mobility Corp. (a)	90,378	2,513,412
		8,905,803

Real Estate Management & Development - 0.7%
Cushman & Wakefield PLC (a)	236,228	3,219,788

Semiconductors & Semiconductor Equipment - 5.7%
Impinj, Inc. (a)(b)	29,613	6,411,807
Lattice Semiconductor Corp. (a)	131,052	6,954,930
Onto Innovation, Inc. (a)	40,731	8,454,126
Rambus, Inc. (a)	146,480	6,184,385
		28,005,248

Software - 8.2%
Appfolio, Inc. - Class A (a)	34,627	8,151,196
BILL Holdings, Inc. (a)	57,527	3,035,124
Freshworks, Inc. - Class A (a)	309,468	3,552,693
Monday.com Ltd. (a)	35,226	9,784,726
Rapid7, Inc. (a)	65,271	2,603,660
Varonis Systems, Inc. (a)	113,109	6,390,658
Zeta Global Holdings Corp. - Class A (a)	232,044	6,921,873
		40,439,930

Specialty Retail - 2.3%
Abercrombie & Fitch Co. - Class A (a)	37,070	5,186,093
Boot Barn Holdings, Inc. (a)	36,478	6,102,040
		11,288,133

Textiles, Apparel & Luxury Goods - 1.2%
Figs, Inc. - Class A (a)	865,746	5,921,703

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	18,430	4,112,286
Core & Main, Inc. - Class A (a)	59,059	2,622,220
		6,734,506
TOTAL COMMON STOCKS (Cost $336,362,750)		486,019,172

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	8,525,659	8,525,659
TOTAL SHORT-TERM INVESTMENTS (Cost $8,525,659)		8,525,659

TOTAL INVESTMENTS - 100.1% (Cost $344,888,409)		494,544,831
Liabilities in Excess of Other Assets - (0.1)%		(292,097)
TOTAL NET ASSETS - 100.0%		$494,252,734

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $8,376,276 which represented 1.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024. Investment made with cash collateral received for securities on loan.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Eagle Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$486,019,172	$–	$–	$486,019,172
Money Market Funds	8,525,659	–	–	8,525,659
Total Investments	$494,544,831	$–	$–	$494,544,831

Refer to the Schedule of Investments for further disaggregation of investment categories.